Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends declared, per share	$ 0.045	$ 0.125	$ 0.27